EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details Narrative) - CAD ($)			1 Months Ended						12 Months Ended
	Jul. 07, 2023	May 11, 2021	Nov. 22, 2022	May 16, 2022	Nov. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Nov. 30, 2016	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2019
Statement [Line Items]
Common shares issue									15,384,615
Granite Property Mineral [Member]
Statement [Line Items]
Royalty interest									2.00%
Royalty amount payment									$ 1,500,000
Royalty obligation									$ 2,000,000
Additional royalty interest									2.50%
IKE District [Member]
Statement [Line Items]
Royalty interest									1.00%
Royalty obligation									$ 5,000,000
Gold Fields Toodoggone Exploration Corporation [Member]
Statement [Line Items]
Common shares issue						300,000					5,000,000
Percentage of property purchase									100.00%
Cash payments						$ 100,000	$ 1,000,000
Description of retains profits interest									GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to the Underlying NSR and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares
Cascadero Copper Corporation [Member]
Statement [Line Items]
Aquired percentage							100.00%
PINE Property [Member]
Statement [Line Items]
Percentage of property purchase											51.00%
Aquired percentage							49.00%
Joy District [Member]
Statement [Line Items]
Common shares issue							5,277,778
Paula Property[Member]
Statement [Line Items]
Royalty interest					1.00%
Percentage of property purchase					100.00%
Cash payments					$ 500,000,000
JOY District Agreement with Freeport [Member]
Statement [Line Items]
Owenership percentage		70.00%
Initial interest		60.00%
Required fund		$ 35,000,000
Work expenditures term		5 years
Project costs									$ 11,619,947
Advanced contributions balance									$ 0	$ 1,187,195
Other Property Transactions [Member]
Statement [Line Items]
Owenership percentage				100.00%
Description of consideration comprising									acquire 100% interest in 22 mineral claims that are located adjacent to its JOY tenure and immediately to the east of its AuRORA copper-gold-silver (“Cu-Au-Ag”) discovery. The terms of the 5-year option to acquire 100% of the Brenda Property require annual payments of $400,000 with the option to purchase exercise price starting at $8 million if exercised in the first year, and increasing on an annual basis to $12 million in year five. The claims are subject to a 2% net smelter returns royalty of which 1% (or one-half) can be acquired for $5 million before commencement of commercial mining operations or $10 million after commencement of mining
Description of minerals claims option agreement				subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10 million has been paid after which the NSR royalty reduces to 0.5%
Payment for commercial production				$ 100,000
Payment for commercial production to subsequent year									shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1 million has been paid to optionor
Duke District Capped Royalty Member
Statement [Line Items]
Royalty interest	2.00%
Cash payments	$ 5,000
Owenership percentage									100.00%
Description of Event of commercial property	payable until $10 million has been paid after which the NSR shall cease
Common shares issue	200,000
Annual scholarship per year	$ 20,000
Duke Property Minerals [Member] | Duke Districts [Member]
Statement [Line Items]
Royalty interest			70.00%
Owenership percentage								100.00%
Acquisition costs								$ 168,996
Exploration and development expenditures									$ 30,000,000
Additional add on exploration and development expenditures									$ 60,000,000
Description about exploration and development expenditures									a minimum rate of $10 million per year over the ensuing six years
Cost recovery expenditure									$ 6,858,878,000,000
Advanced contributions balance									$ 635,530	$ 3,945,526
IKE Property Mineral [Member]
Statement [Line Items]
Royalty interest									1.00%
Royalty amount payment									$ 4,000,000
Royalty obligation									$ 2,000,000
Additional royalty interest									2.00%
Common shares issue									500,000
Advance royalty payments									$ 50,000